UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal Street
Suite 700
Boston, MA 02110

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2017

Date of reporting period: 02/28/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

	Shares	Value

Common Stocks - 97.45%

Aerospace & Defense - 3.01%
Harris Corp.	5,500	$604,450

Banks - 5.70%
East West Bancorp, Inc.	9,000	487,080
First Republic Bank - CA	7,000	656,810
		1,143,890
Beverages - 5.07%
Constellation Brands, Inc. - Class A	2,300	365,263
Dr. Pepper Snapple Group, Inc.	7,000	654,080
		1,019,343
Chemicals - 2.94%
Olin Corp.	19,000	590,520

Commercial Services - 11.62%
Cintas Corp.	7,900	932,279
* CoStar Group, Inc.	2,100	426,678
* Quanta Services, Inc.	15,000	559,800
* Verisk Analytics, Inc.	5,000	414,600
		2,333,357
Computers - 2.76%
* NetScout Systems, Inc.	15,000	554,250

Distribution & Wholesale - 2.04%
* LKQ Corp.	13,000	410,540

Diversified Financial Services - 1.86%
FNF Group	9,750	373,718

Electronics - 2.93%
Gentex Corp.	28,000	588,840

Hand & Machine Tools - 6.97%
Snap-on, Inc.	3,750	636,262
Stanley Black & Decker, Inc.	6,000	762,900
		1,399,162
Healthcare - Products - 4.98%
Dentsply Sirona, Inc.	9,000	571,680
* Henry Schein, Inc.	2,500	428,900
		1,000,580
Healthcare - Services - 3.88%
Quest Diagnostics, Inc. - DE	8,000	779,520

See Notes to Schedules of Investments

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

	Shares	Value

Common Stocks - 97.45% (continued)

Housewares - 4.88%
Newell Brands, Inc.	20,000	$980,600

Insurance - 2.50%
Radian Group, Inc.	27,000	502,470

Iron & Steel - 2.46%
Steel Dynamics, Inc.	13,500	494,100

Machinery - Diversified - 3.16%
* Zebra Technologies Corp.	7,000	634,970

Mining - 1.95%
Silver Wheaton Corp.	20,000	391,000

Oil & Gas - 6.10%
Crescent Point Energy Corp.	28,000	308,280
* Energen Corp.	8,000	420,000
HollyFrontier Corp.	17,000	497,760
		1,226,040
REITs - 2.20%
W.P. Carey, Inc.	7,000	441,630

Retail - 6.57%
* Burlington Stores, Inc.	7,500	667,575
Ross Stores, Inc.	9,500	651,510
		1,319,085
Semiconductors - 6.06%
Microchip Technology, Inc.	10,000	725,200
* Microsemi Corp.	9,500	492,290
		1,217,490
Software - 2.02%
* Synchronoss Technologies, Inc.	15,000	406,200

Telecommunications - 2.49%
* Ciena Corp.	19,000	500,460

Transportation - 3.30%
* XPO Logistics, Inc.	13,000	662,870

Total Common Stocks (Cost $13,118,404)		19,575,085

See Notes to Schedules of Investments

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

	Shares	Value

Investment Companies - 0.14%
** First American Treasury Obligations Fund - Class Z, 0.41%	27,749	$27,749

Total Investment Companies (Cost $27,749)		27,749

Total Investments (Cost $13,146,153) - 97.59%		$19,602,834
Other Assets in Excess of Liabilities, net - 2.41%		483,292
Net Assets - 100.00%		$20,086,126

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2017 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Schedules of Investments

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

Industry	% of Net Assets	Value
Aerospace & Defense	3.01%	$604,450
Banks	5.70%	1,143,890
Beverages	5.07%	1,019,343
Chemicals	2.94%	590,520
Commercial Services	11.62%	2,333,357
Computers	2.76%	554,250
Distribution & Wholesale	2.04%	410,540
Diversified Financial Services	1.86%	373,718
Electronics	2.93%	588,840
Hand & Machine Tools	6.97%	1,399,162
Healthcare - Products	4.98%	1,000,580
Healthcare - Services	3.88%	779,520
Housewares	4.88%	980,600
Insurance	2.50%	502,470
Investment Companies	0.14%	27,749
Iron & Steel	2.46%	494,100
Machinery - Diversified	3.16%	634,970
Mining	1.95%	391,000
Oil & Gas	6.10%	1,226,040
REITs	2.20%	441,630
Retail	6.57%	1,319,085
Semiconductors	6.06%	1,217,490
Software	2.02%	406,200
Telecommunications	2.49%	500,460
Transportation	3.30%	662,870
Total	97.59%	$19,602,834

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

	Shares	Value

Common Stocks - 92.76%

Banks - 3.67%
Bryn Mawr Bank Corp.	14,000	$574,700

Chemicals - 3.38%
Stepan Co.	7,000	529,270

Commercial Services - 4.70%
Deluxe Corp.	10,000	735,900

Computers - 2.20%
* Lumentum Holdings, Inc.	7,500	344,250

Distribution & Wholesale - 3.86%
H&E Equipment Services, Inc.	23,000	603,520

Electric - 7.89%
Black Hills Corp.	10,000	648,800
NorthWestern Corp.	10,000	585,000
		1,233,800
Electronics - 6.39%
* Orbotech Ltd.	19,500	587,925
Vishay Intertechnology, Inc.	26,000	412,100
		1,000,025
Engineering & Construction - 3.73%
Granite Construction, Inc.	11,000	583,110

Environmental Control - 3.00%
Covanta Holding Corp.	29,000	469,800

Food - 4.07%
B&G Foods, Inc. - Class A	15,000	637,500

Healthcare - Services - 2.71%
HealthSouth Corp.	10,000	423,200

Home Furnishings - 3.07%
* Universal Electronics, Inc.	7,000	480,900

Housewares - 2.57%
Newell Brands, Inc.	8,189	401,507

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

	Shares	Value

Common Stocks - 92.76% (continued)

Insurance - 7.68%
James River Group Holdings Ltd.	15,000	$645,300
Maiden Holdings Ltd.	36,000	556,200
		1,201,500
Iron & Steel - 3.11%
Carpenter Technology Corp.	12,000	486,720

Miscellaneous Manufacturing - 1.67%
* Fabrinet	6,300	261,765

Oil & Gas - 6.72%
* Birchcliff Energy Ltd.	49,000	263,125
* Callon Petroleum Co.	30,000	378,600
* Precision Drilling Corp.	80,000	409,600
		1,051,325
Pharmaceuticals - 1.89%
* Depomed, Inc.	18,000	295,020

REITs - 4.08%
CareTrust REIT, Inc.	19,000	299,820
National Storage Affiliates Trust	14,000	339,080
		638,900
Retail - 2.98%
* GMS, Inc.	15,500	466,240

Semiconductors - 8.78%
* Kulicke & Soffa Industries, Inc.	19,000	388,930
* MaxLinear, Inc. - Class A	23,000	598,920
Silicon Motion Technology Corp.	9,500	385,605
		1,373,455
Telecommunications - 4.61%
* Iridium Communications, Inc.	58,500	508,950
Oclaro, Inc.	25,000	212,500
		721,450

Total Common Stocks (Cost $10,527,900)		14,513,857

Investment Companies - 4.69%
** First American Treasury Obligations Fund - Class Z, 0.41%	733,970	733,970

Total Investment Companies (Cost $733,970)		733,970

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

Value

Total Investments (Cost $11,261,870) - 97.45%	$15,247,827
Other Assets in Excess of Liabilities, net - 2.55%	399,241
Net Assets - 100.00%	$15,647,068

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2017 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

Industry	% of Net Assets	Value
Banks	3.67%	$574,700
Chemicals	3.38%	529,270
Commercial Services	4.70%	735,900
Computers	2.20%	344,250
Distribution & Wholesale	3.86%	603,520
Electric	7.89%	1,233,800
Electronics	6.39%	1,000,025
Engineering & Construction	3.73%	583,110
Environmental Control	3.00%	469,800
Food	4.07%	637,500
Healthcare - Services	2.71%	423,200
Home Furnishings	3.07%	480,900
Housewares	2.57%	401,507
Insurance	7.68%	1,201,500
Investment Companies	4.69%	733,970
Iron & Steel	3.11%	486,720
Miscellaneous Manufacturing	1.67%	261,765
Oil & Gas	6.72%	1,051,325
Pharmaceuticals	1.89%	295,020
REITs	4.08%	638,900
Retail	2.98%	466,240
Semiconductors	8.78%	1,373,455
Telecommunications	4.61%	721,450
Total	97.45%	$15,247,827

See Notes to Schedules of Investments

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

	Shares	Value

Common Stocks - 95.51%

Aerospace & Defense - 4.35%
Raytheon Co.	2,800	$431,620

Banks - 6.56%
Citizens Financial Group, Inc.	8,250	308,303
First Republic Bank - CA	3,660	343,418
		651,721

Biotechnology - 3.54%
* Celgene Corp.	2,850	352,003

Building Materials - 2.50%
Fortune Brands Home & Security, Inc.	4,300	248,669

Chemicals - 3.61%
Dow Chemical Co.	5,750	357,995

Commercial Services - 4.99%
Nielsen Holdings PLC	6,970	309,189
* Verisk Analytics, Inc.	2,250	186,570
		495,759
Computers - 3.15%
Accenture PLC - Class A	2,550	312,375

Diversified Financial Services - 6.82%
BlackRock, Inc.	775	300,282
MasterCard, Inc. - Class A	3,410	376,669
		676,951
Engineering & Construction - 3.58%
Granite Construction, Inc.	6,700	355,167

Food - 5.49%
B&G Foods, Inc. - Class A	7,400	314,500
JM Smucker Co.	1,625	230,311
		544,811
Healthcare - Products - 6.54%
Becton Dickinson and Co.	1,800	329,490
* Edwards Lifescience Corp.	3,400	319,736
		649,226
Housewares - 3.42%
Newell Brands, Inc.	6,932	339,876

Insurance - 3.19%
Maiden Holdings Ltd.	20,500	316,725

Internet - 8.45%
* Alphabet, Inc. - Class A	280	236,580
* Alphabet, Inc. - Class C	280	230,499
* Amazon.com, Inc.	440	371,817
		838,896

See Notes to Schedules of Investments

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

	Shares	Value

Common Stocks - 95.51% (continued)

Iron & Steel - 3.02%
Nucor Corp.	4,800	$300,336

Oil & Gas - 2.95%
Exxon Mobil Corp.	3,600	292,752

Oil & Gas Services - 3.16%
Schlumberger Ltd.	3,900	313,404

Private Equity - 3.63%
Blackstone Group LP	12,200	360,388

REITs - 3.44%
Crown Castle International Corp.	3,650	341,384

Retail - 3.21%
Ross Stores, Inc.	4,650	318,897

Semiconductors - 6.21%
Applied Materials, Inc.	7,000	253,540
* Microsemi Corp.	7,000	362,740
		616,280
Software - 3.70%
* Microsoft Corp.	5,750	367,885

Total Common Stocks (Cost $8,130,595)		9,483,120

Investment Companies - 0.44%
** First American Treasury Obligations Fund - Class Z, 0.41%	43,502	43,502

Total Investment Companies (Cost $43,502)		43,502

Total Investments (Cost $8,174,097) - 95.95%		$9,526,622
Other Assets in Excess of Liabilities, net - 4.05%		402,591
Net Assets - 100.00%		$9,929,213

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2017 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2017 (Unaudited)

Industry	% of Net Assets	Value
Aerospace & Defense	4.35%	$431,620
Banks	6.56%	651,721
Biotechnology	3.54%	352,003
Building Materials	2.50%	248,669
Chemicals	3.61%	357,995
Commercial Services	4.99%	495,759
Computers	3.15%	312,375
Diversified Financial Services	6.82%	676,951
Engineering & Construction	3.58%	355,167
Food	5.49%	544,811
Healthcare - Products	6.54%	649,226
Housewares	3.42%	339,876
Insurance	3.19%	316,725
Internet	8.45%	838,896
Investment Companies	0.44%	43,502
Iron & Steel	3.02%	300,336
Oil & Gas	2.95%	292,752
Oil & Gas Services	3.16%	313,404
Private Equity	3.63%	360,388
REITs	3.44%	341,384
Retail	3.21%	318,897
Semiconductors	6.21%	616,280
Software	3.70%	367,885
Total	95.95%	$9,526,622

See Notes to Schedules of Investments

Capital Management Funds

Notes to Schedules of Investments	February 28, 2017 (Unaudited)

Organization
The Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the Funds and individually the Mid-Cap Fund, the Small-Cap Fund and the All-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2017 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2017:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$19,575,085	$-	$19,575,085
Investment Companies	-	27,749	27,749
Totals	$19,575,085	$27,749	$19,602,834

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,513,857	$-	$14,513,857
Investment Companies	-	733,970	733,970
Totals	$14,513,857	$733,971	$15,247,827

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,483,120	$-	$9,483,120
Investment Companies	-	43,502	43,502
Totals	$9,483,120	$43,502	$9,526,622

(a)
As of and during the three month period ended February 28, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between levels as of February 28, 2017, from the valuation input levels used on November 30, 2016. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2017 (Unaudited)

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 28, 2017 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Fund	$13,146,153	$6,931,965	$(475,284)	$6,456,681
Small-Cap Fund	11,261,870	4,295,756	(309,799)	3,985,957
All-Cap Fund	8,174,097	1,370,318	(17,793)	1,352,525

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital Management Investment Trust

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 28, 2017